Summary of Significant Accounting Policies - Summary of Activity Related to Sale and Leaseback Transactions (Details) (10-Q) - USD ($)		9 Months Ended	12 Months Ended
		Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Interest recognized on financial liability			$ 2,257,399
Other current liabilities		$ (7,576,800)	(11,407,200)
Other long-term liabilities		1,652,593	3,885,464
Sale and Leaseback [Member]
Proceeds from sales of APEX		9,693,141	16,143,265
Interest recognized on financial liability		877,352	2,257,399
Payments made for leased equipment		(1,341,100)	(3,208,000)
Total financial liability		9,229,393	15,292,664
Other current liabilities	[1]	(7,576,800)	(11,407,200)
Other long-term liabilities		$ 1,652,593	$ 3,885,464

[1]	Represents lease payments to be made in the next 12 months